UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Principal Amount	General Obligation Bonds (4.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$336,607

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,840,156
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	600,706

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	408,512
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	885,534
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	912,653

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa1/NR/NR	644,397
635,000	4.000%, 06/01/26	Aa1/NR/NR	663,975
660,000	4.000%, 06/01/27	Aa1/NR/NR	688,373

	Total General Obligation Bonds		8,980,913

	Revenue Bonds (90.6%)

	State Agency (25.1%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,047,240
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,257,420
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,273,660
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,154,480

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,664
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+/NR	205,322
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,359
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,384
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,480
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,502
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,015
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,463
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,592
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	385,088
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	312,768
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	455,523
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	469,733
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	482,591
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	507,508

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,425,860
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,818,842

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,115,420
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	659,413
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	688,104
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,661,070
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	852,767
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,363,300
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,615,000
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,344,164
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,626,737
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,787,950
895,000	3.000%, 04/01/22 Project 113	A2/A-/A+	913,616
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,473,290
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,100,890
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,138,030
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,272,220
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	556,040
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,673,106
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,154,979
320,000	5.250%, 02/01/28 AGC Insured	NR/AA/NR	320,842
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	340,816

	Total State Agency		47,567,248

	Airports (6.8%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,680,520
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	431,592
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,454,288
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	806,633
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	275,948
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	291,731
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	317,952
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	349,421
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	386,115

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,288,696
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,596,351
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	2,106,975

	Total Airports		12,986,222

	Higher Education (9.2%)

	Boyle County, Kentucky College Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,346,184
1,000,000	5.000%, 06/01/29	A3/A/NR	1,136,530

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,296,700
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,413,848
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	937,608

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	384,157
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	396,115
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	405,988

	Lexington-Fayette, Kentucky Urban County Government (Transylvania University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,443,626

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,414,417

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,124,580
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,050,120

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,999,573

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A3/A+/NR	1,069,010

	Total Higher Education		17,418,456

	Hospital (12.9%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa3/BBB-/BBB-	2,051,520
2,535,000	5.000%, 02/01/23 Series B	Baa3/BBB-/BBB-	2,599,186
805,000	4.000%, 02/01/32 Series 2016A	Baa3/BBB-/BBB-	812,897
1,035,000	4.000%, 02/01/36 Series 2016A	Baa3/BBB-/BBB-	1,035,611

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	821,767
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	774,657
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	566,055

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa3/BBB-/BBB-	1,021,140

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A-/A+	3,002,274
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A+	3,928,960

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	737,145

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	963,404

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,453,794
680,000	4.000%, 10/01/29	NR/A+/NR	706,826

	Total Hospital		24,475,236

	Housing (0.6%)

	Kentucky Housing Multifamily Mortgage Revenue
1,210,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,211,876

	Local Public Property (7.8%)

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	A1/NR/AA+	1,578,418
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,954,485
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,643,510
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	A1/NR/AA+	2,064,594
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,072,375

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	540,709
100,000	4.250%, 02/01/24 Series A	NR/AA-/NR	103,356
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	321,054
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	369,072
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	387,107
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	417,476
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	443,836

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	973,084

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,835,620

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,091,220

	Total Local Public Property		14,795,916

	School Building (12.9%)

	Caldwell County, Kentucky School District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	551,825

	Campbell County, Kentucky School District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	351,013

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,399,720
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,113,520
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	782,483

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,621,495
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,227,446

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	915,663
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,161,065
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,274,640
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,737,932

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	603,371
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	642,515

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,480,672
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,632,004

	Total School Building		24,495,364

	Student Loan (1.8%)

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,544,774
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	439,672
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	669,900
75,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	75,521
770,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	772,680

	Total Student Loan		3,502,547

	Turnpike/Highway (8.7%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,452,550
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,609,716
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,089,810
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	1,957,278
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,321,338

	Total Turnpike/Highway		16,430,692

	Utilities (4.8%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,423,135

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,046,740

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	538,820
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,083,488

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,081,320

	Owensboro, Kentucky Electric, Light and Power
1,805,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	1,851,389

	Total Utilities		9,024,892

	Total Revenue Bonds		171,908,449

	Pre-Refunded Bonds (4.2%)††

	Pre-Refunded Revenue Bonds (4.2%)

	Hospital (2.8%)

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,889,175

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A+/A	3,424,074

	Total Hospital		5,313,249

	Local Public Property (0.4%)

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	230,467
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	107,194
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	107,194
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	246,546

	Total Local Public Property		691,401

	Turnpike/Highway (0.5%)

	Kentucky State Turnpike Authority
1,000,000	5.000%, 07/01/25	Aa3/A-/A+	1,015,830

	Utilities (0.5%)

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,031,500

	Total Pre-Refunded Bonds		8,051,980

	Total Investments (cost $186,461,255-note b)	99.6%	188,941,342
	Other assets less liabilities	0.4	761,164
	Net Assets	100.0%	$189,702,506

Percent of
Portfolio Distribution By Quality Rating	Investments †

Pre-refunded bonds††	4.3%
Aa of Moody's or AA of S&P or Fitch	41.2
A of Moody's or S&P or Fitch	47.8
Baa of Moody's or BBB of S&P	6.1
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $186,461,255 amounted to of $2,480,087, which consisted of aggregate gross unrealized appreciation of $3,116,232 and aggregate gross unrealized depreciation of $636,145.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$—
Level 2 – Other Significant Observable Inputs- Municipal Bonds	188,941,342
Level 3 – Significant Unobservable Inputs	—
Total	$188,941,342
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Principal Amount	General Obligation Bonds (28.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,130,875

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	906,831

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,702,375

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,431,822
750,000	4.300%, 07/01/30 Series 2010 A AGMC Insured	A1/AA/AA+	766,800
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,367,765
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,661,879
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,108,690

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	528,220
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	532,060
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	794,080

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,564,300

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	523,980

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,041,451
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,042,348

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,599,375
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,380,083

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,083,733

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,066,187

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	859,155

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	1,971,509
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,518,195
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,085,316

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,216,939

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,574,490
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,567,800
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	989,820
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,040,833
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,010,820

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,151,660
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,305,302
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,955,460
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,189,100
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,939,880
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,228,603
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,000,320
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,696,065
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,259,320
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,302,620

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,062,157

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,261,716

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,125,320

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,232,646

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa2/AA/NR	901,260

	Total General Obligation Bonds		62,679,160

	Revenue Bonds (62.0%)

	Development (5.3%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,895,460

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,582,480

	Rhode Island Infrastructure Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,221,988

	Total Development		11,699,928

	Higher Education (9.3%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,183,996
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,547,596
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,072,370
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,527,301

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,604,575

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,720,997

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,051,150
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,061,060
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,017,340

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,077,570

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	524,995
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,048,660

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,024,700

	Total Higher Education		20,462,310

	Hospital (3.2%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	536,425

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,104,140
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,093,900
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,360,613
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,887,253

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,048,880

	Total Hospital		7,031,211

	Housing (4.5%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,500,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,487,040

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
300,000	3.350%, 10/01/41 Series 68-C	Aa1/AA+/NR	280,860

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,581,750
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,082,640
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,381,115
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,013,020
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,010,020

	Total Housing		9,836,445

	Public School (22.4%)

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	917,867
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,871,533

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,620,092

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,029,320
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,021,140

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,242,201

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,012,090
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,010,940

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,006,120

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,751,981

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,046,470

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,551,300

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence

750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	864,435
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,036,260
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,190,288

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,682,648
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,101,190
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,102,632
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,143,835

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,443,569

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,231,840

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,853,112

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,500,000	3.500%, 05/15/24 Series 2015 A AGMC Insured	Aa3/AA/NR	1,577,955
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,150,750
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,593,465
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,105,580

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,001,550
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,142,380
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,173,940
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,167,900

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,063,570
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	837,464

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	581,525
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	578,295
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	576,290

	Total Public School		49,281,527

	Transportation (4.8%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/A/BBB+	703,936
1,015,000	5.000%, 07/01/37 Series D	Baa1/A/BBB+	1,121,646
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,711,650

	Rhode Island Commerce Corp., Grant Anticipation (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,012,190
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,141,220

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,103,420
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,114,560
540,000	4.625%, 07/01/26 Series B AGC Insured	A3/AA/BBB+	541,177

	Total Transportation		10,449,799

	Turnpike/Highway (4.2%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	517,435
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,671,888
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,100,400
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,047,880

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,332,702
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,565,145
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,036,250

	Total Turnpike/Highway		9,271,700

	Water and Sewer (7.3%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,370,874

	Rhode Island Clean Water Protection Finance Agency
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,265

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,199,230

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,163,120
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,020,460
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,017,810

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	1,970,349

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,816,638
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	539,385

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	497,885

	Total Water and Sewer		16,097,016

	Other Revenue (1.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,297,600

	Total Revenue Bonds		136,427,536

	Pre-Refunded\ Escrowed to Maturity Bonds (8.1%)††

	Pre-Refunded General Obligation Bonds (3.3%)

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,206,116
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,006,420

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/AA/NR	1,913,528
1,000,000	4.750%, 04/01/29 AGC Insured	A3/AA/NR	1,007,420

	Total Pre-Refunded General Obligation Bonds		7,133,484

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (4.8%)

	Development (0.7%)

	Rhode Island Convention Center Authority Refunding
1,500,000	5.500%, 05/15/27 Series A AGC Insured	A1/AA/AA-	1,521,030

	Higher Education (1.5%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/NR	1,290,688

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise

2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,103,860

	Total Higher Education		3,394,548

	Hospital (0.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/BB-/NR	525,805
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/BB-/NR	553,995

	Total Hospital		1,079,800

	Public School (1.2%)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,073,800

	Rhode Island State & Providence Plantations Lease Participitation Certificates (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,009,370
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	504,835

	Total Public School		2,588,005

	Transportation (0.7%)

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,524,030

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	273,965
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	247,478

	Total Other Revenue		521,443

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		10,628,856

	Total Pre-Refunded\ Escrowed to Maturity Bonds		17,762,340

	Total Municipal Bonds (cost $213,660,715)		216,869,036

Shares	Short-Term Investment (0.7%)

1,605,473	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%** (cost $1,605,473)	Aaa-mf/AAAm/NR	1,605,473

	Total Investments (cost $215,266,188-note b)	99.3%	218,474,509
	Other assets less liabilities	0.7	1,582,092
	Net Assets	100.0%	$220,056,601

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	10.3%
Pre-refunded bonds\ ETM bonds††	8.2
Aa of Moody's or AA of S&P or Fitch	62.3
A of Moody's or S&P or Fitch	16.4
Baa of Moody's or BBB of S&P or Fitch	2.5
BB of S&P or Fitch	0.3
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $215,266,188 amounted to $3,208,321, which consisted of aggregate gross unrealized appreciation of $4,170,633 and aggregate gross unrealized depreciation of $962,312.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,605,473
Level 2 – Other Significant Observable Inputs-Municipal Bonds	216,869,036
Level 3 – Significant Unobservable Inputs	—
Total	$218,474,509
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Principal Amount	General Obligation Bonds (34.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.5%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,190,660

	Metropolitan District (3.0%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,867,228

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,169,510

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,746,316

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,076,565

	Total Metropolitan District		7,859,619

	School Districts (30.2%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,478,740
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,180,940
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,695,582
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,254,790

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,075,650
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,218,760

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,175,280

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,148,965
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,226,200
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,162,820
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,244,853
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,549,827
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,371,272

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,716,394

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,177,770

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,326,440

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,366,360

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,177,640

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,160,110
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,369,440

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,323,220
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,610,360

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,328,114
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,176,850

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,079,555
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,646,716

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,873,744

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,654,803
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,815,270
2,500,000	5.000%, 12/15/31	Aa2/AA/NR	3,010,850

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,211,980

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,174,600
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,211,160

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,623,405

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,417,420

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,221,679

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,107,320
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,371,020

	Total School Districts		78,935,899

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,328,077

	Total General Obligation Bonds		89,314,255

	Revenue Bonds (47.9%)

	Airport (3.4%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,589,593
1,210,000	5.250%, 11/15/28	A1/A+/AA-	1,242,634
3,000,000	5.250%, 11/15/29	A1/A+/AA-	3,080,400

	Total Airport		8,912,627

	Electric (2.3%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,171,260
295,000	4.750%, 11/15/27	Aa2/AA/NR	302,136

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA/AA	862,630
840,000	4.000%, 11/15/27	Aa2/AA/AA	867,796

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	2,891,850

	Total Electric		6,095,672

	Higher Education (14.5%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	979,010

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	903,406
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,051,820

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,186,460

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,182,266

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Araphoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30 SHEIP Insured	Aa3/NR/NR	1,171,830

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,378,457
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,495,200
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,499,294

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,052,955
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,393,084

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,447,000

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,728,401

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,139,890
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	3,001,249
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	3,140,096

	Total Higher Education		37,750,418

	Hospital (1.6%)

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,003,510

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,095,820

	Total Hospital		4,099,330

	Lease (12.1%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,284,546

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,542,060

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,962,241

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,675,249

	Colorado State BEST COP Series K
2,500,000	5.000%, 03/15/30	Aa2/AA-/NR	2,930,350
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	2,918,325

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,370,660

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,001,822

	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,739,025

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,258,191

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,806,756

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,606,265

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,156,500

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,929,497

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	834,555

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,540,976

	Total Lease		31,557,018

	Sales Tax (4.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,385,438

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,181,930

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,094,495

	Commerce City, Colorado Sales & Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	582,790
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	578,320
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,154,680

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,051,069

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,354,338

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,164,393

	Total Sales Tax		11,547,453

	Transportation (0.9%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,309,820

	Water & Sewer (8.8%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,527,755
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,169,552

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,082,124
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,708,085

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,673,741

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,092,804

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,061,740

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,024,046

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,015,634

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,572,985

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,088,670

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,138,967

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,732,758

	Total Water & Sewer		22,888,861

	Total Revenue Bonds		125,161,199

	Pre-Refunded Bonds\ Escrowed to Maturity (16.9%)††

	Pre-Refunded General Obligation Bonds (3.3%)

	Metropolitan District (0.8%)

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,066,720

	School Districts (2.5%)

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,525,341

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa1/AA+/NR	3,043,260

	Total School Districts		6,568,601

	Total Pre-Refunded General Obligation Bonds		8,635,321

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (13.6%)

	Electric (1.2%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,747,574

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	171,384
160,000	4.000%, 11/15/27	NR/NR/NR*	166,190

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,182,345

	Total Electric		3,267,493

	Higher Education (5.3%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27 SHEIP Insured	Aa2/AA/NR	1,012,750

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	803,839
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,718,009

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,522,157

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,461,643
2,000,000		Aa1/NR/AA+	2,026,800

	University of Colorado Enterprise System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,138,080

	Western State College, Colorado Institutional Enterprise, Series A
1,160,000	5.000%, 05/15/24 SHEIP Insured	Aa2/AA/NR	1,209,544

	Western State College, Colorado
1,020,000	5.000%, 05/15/27 SHEIP Insured	Aa2/AA/NR	1,032,260

	Total Higher Education		13,925,082

	Hospital (0.8%)

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project, Series A
2,000,000	5.250%, 05/15/26 AGMC Insured	NR/AA/NR	2,025,860

	Lease (3.6%)

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,101,740

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,159,120

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,078,444

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,032,240

	Total Lease		9,371,544

	Sales Tax (1.6%)

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured ETM	NR/AA/NR	4,092,880

	Miscellaneous Revenue (1.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,023,380

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,918,062

	Total Miscellaneous Revenue		2,941,442

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		35,624,301

	Total Pre-Refunded\ Escrowed to Maturity Bonds		44,259,622

	Total Municipal Bonds (cost $253,952,800)		258,735,076

Shares	Short-Term Investment (0.6%)

1,585,712	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%** (cost $1,585,712)	Aaa-mf/AAAm/NR	1,585,712

	Total Investments (cost $255,538,512-note b)	99.6%	260,320,788
	Other assets less liabilities	0.4	926,652
	Net Assets	100.0%	$261,247,440

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	2.1%
Prerefunded bonds\ ETM bonds ††	17.1
Aa of Moody's or AA of S&P or Fitch	71.3
A of Moody's or S&P or Fitch	9.1
Baa of Moody's or BBB of S&P or Fitch	0.4
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
ETM - Escrowed to Maturity
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $255,514,791 amounted to $4,805,997, which consisted of aggregate gross unrealized appreciation of $5,426,839 and aggregate gross unrealized depreciation of $620,842.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2018:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,585,712
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	258,735,076
Level 3 – Significant Unobservable Inputs	—
Total	$260,320,788
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Amount	General Obligation Bonds (12.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (4.2%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,146,070

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,340,990
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,030,190

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,107,750
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	849,195
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	841,905

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,125,410

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A2/AA/NR	1,151,390

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,588,484

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,126,180

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,105,980

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,146,300

	Total City and County		15,559,844

	Hospital (0.6%)

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,164,750

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A/NR	1,059,460

	Total Hospital		2,224,210

	Local Public Property (0.3%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,126,610

	Public Schools (4.5%)

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,358,720
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,878,787
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,102,800

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,145,950

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,413,270

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,417,811
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,557,077

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	616,890

	Total Public Schools		16,491,305

	State (1.8%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/AA-/AA-	611,944
565,000	5.000%, 02/01/31 AMT	NR/AA-/AA-	636,964
590,000	5.000%, 02/01/32 AMT	NR/AA-/AA-	661,715

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,153,570

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,154,680

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,212,410
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,206,400

	Total State		6,637,683

	Water and Sewer (1.2%)

	Central Utah Water Conservancy District Refunding
1,300,000	5.000%, 04/01/29 Series A	NR/AA+/AA+	1,383,070
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	814,235

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,277,880

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	567,378
490,000	4.000%, 06/01/22	NR/AA/NR	524,163

	Total Water and Sewer		4,566,726

	Total General Obligation Bonds		46,606,378

	Revenue Bonds (71.5%)

	Airport (6.6%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	566,380

	Broward County, Florida Airport System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,025,760

	Clark County, Nevada Passenger Facilities Charge Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,538,400

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,174,110

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,762,737

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,158,780
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,388,400
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,170,240
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,176,830
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,170,480
2,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	2,409,477
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,451,098
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	582,235
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	589,780
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,735,054

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,437,180

	Total Airport		24,336,941

	Charter Schools (9.8%)

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,631,730

	Utah State Charter School Finance Authority Good Foundations Academy
645,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	645,006
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,232
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,295

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,400,509

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,446,640

	Utah State Charter School Finance Authority Legacy Preparatory Academy

405,000	4.000%, 04/15/22	NR/AA/NR	425,068
440,000	4.000%, 04/15/24	NR/AA/NR	471,337
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,800,963

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,079,240

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	501,082
505,000	4.000%, 10/15/23	NR/AA/NR	532,169
525,000	4.000%, 10/15/24	NR/AA/NR	551,691

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,106,570
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,084,280

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	551,545

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	572,160
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	584,260
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	551,437

	Utah State Charter School Finance Authority Venture Academy
120,000	0.500%, 10/15/19	NR/AA/NR	118,498
675,000	4.000%, 10/15/24	NR/AA/NR	715,068
855,000	5.000%, 10/15/29	NR/AA/NR	938,465
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,201,292
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,188,020

	Utah State Charter School Finance Authority Voyage Academy
1,350,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,356,143
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,442,586
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,784,569

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	806,504
700,000	5.000%, 10/15/36	NR/AA/NR	751,191

	Total Charter Schools		36,173,550

	Electric (7.8%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,109,730

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/NR	36,486

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	613,116
850,000	5.000%, 06/01/31	NR/A+/NR	990,743

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,487,478

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,131,180

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,325,875

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,334,713

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,718,042

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A/A	859,890
445,000	5.000%, 09/01/25 Series A	NR/A/A	517,010
375,000	5.000%, 09/01/30 Series 2017B	NR/A/A	436,958

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,149,940
1,000,000	5.000%, 04/01/25	NR/A-/A	1,074,700
6,375,000	5.000%, 04/01/26	NR/A-/A	6,842,351

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	898,596
905,000	5.000%, 03/01/32	NR/A/A	1,016,921
745,000	5.000%, 03/01/34	NR/A/A	833,111

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A+	370,689
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A+	3,359,430

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	776,401

	Total Electric		28,883,360

	Higher Education (9.2%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,087,520

	Salt Lake County, Utah Westminster College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	698,399
720,000	5.000%, 10/01/20	NR/BBB/NR	750,888
555,000	5.000%, 10/01/21	NR/BBB/NR	589,737
790,000	5.000%, 10/01/22	NR/BBB/NR	853,390
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,186,089
955,000	5.000%, 10/01/28	NR/BBB/NR	1,041,953
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,037,803
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,091,782
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,141,795

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	581,000

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,132,350

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,070,756
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	754,829
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	786,945

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	410,902
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	425,939
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,062
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,281

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,502,006
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,154,870

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	911,693
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	244,130

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	597,235
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	551,102
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	684,978
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	525,670
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,148,520
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,716,165

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,177,035

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,322,659

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,328,067

	Total Higher Education		34,077,550

	Hospital (1.4%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	831,863

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	556,751

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,130,150

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,288,422
880,000	5.000%, 05/15/28	Aa1/AA+/NR	939,655
500,000	5.000%, 05/15/29	Aa1/AA+/NR	533,655

	Total Hospital		5,280,496

	Housing (1.0%)

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	406,920

	Utah Housing Corporation Single Family Mortgage
45,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	45,014
265,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	267,340
75,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	75,500
160,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	161,027
1,010,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,019,019

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	829,463
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	505,860
400,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	392,792

	Total Housing		3,702,935

	Local Public Property (13.8%)

	Brigham, Utah Special Assessment Voluntary Assessment Area
975,000	5.250%, 08/01/23	A1/NR/NR	992,726
90,000	5.500%, 08/01/29	A1/NR/NR	91,765

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,128,920
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,125,690
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,120,540

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,745

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,139,980

	Eagle Mountain, Utah Special Assessment Area
345,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	375,246

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	559,115

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,111,080

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA/AA-	1,135,734

	Mesquite, Nevada New Special Improvement District
180,000	5.350%, 08/01/19	NR/NR/NR*	180,225
75,000	5.400%, 08/01/20	NR/NR/NR*	75,085
270,000	5.500%, 08/01/25	NR/NR/NR*	270,135

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	879,075
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,437,538
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,147,960

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,148,220

	Orem, Utah Special Assessment
130,000	7.750%, 11/01/25	NR/NR/NR*	130,260

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,022,184
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	697,920
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	422,524
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	448,898
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,237,562
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	482,503

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	863,137
810,000	5.000%, 02/15/31	Aa3/NR/NR	948,883

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,280,000	4.000%, 11/01/27	NR/AA+/NR	1,389,133
1,620,000	4.000%, 11/01/28	NR/AA+/NR	1,749,827
1,400,000	4.000%, 11/01/30	NR/AA+/NR	1,492,946

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/A+	554,395

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	547,700

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	930,249
885,000	4.000%, 12/15/29	NR/AA-/NR	959,791
920,000	4.000%, 12/15/30	NR/AA-/NR	987,997

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,495,395
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,586,245

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	567,515
500,000	5.000%, 10/01/37	Aa3/NR/NR	558,010

	Weber County, Utah Special Assessment Summit Mountain Area
1,585,000	5.500%, 01/15/28	NR/AA-/NR	1,791,700
4,110,000	5.750%, 01/15/33	NR/AA-/NR	4,665,056

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,151,420
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,131,350

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,721,850

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	943,515
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,144,050
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	836,204

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,119,607

	Total Local Public Property		50,987,605

	Public Schools (1.4%)

	Apline, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa2/NR/NR	1,084,692

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,313,505
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,455,140

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
1,351,000	2.000%, 08/01/22	NR/NR/NR*	1,346,028

	Total Public Schools		5,199,365

	Sales Tax (6.3%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,151,930

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,241,020

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,191,490
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,285,261
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,718,798

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,119,730

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	579,675

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AAA	794,783
1,000,000	5.250%, 12/01/36	NR/AA-/AAA	1,117,260

	Salt Lake County, Utah Sales Tax Revenue
2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	2,181,960
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,769,228

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AAA	1,138,710

	Summit County, Utah Transportation Sales Tax Revenue
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA-/NR	1,579,485

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,169,780

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/NR	612,930

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,762,635

	Total Sales Tax		23,414,675

	State Agency (1.8%)

	Utah Infrastructure Agency Layton City Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	587,000

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,666,557
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	643,489
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	683,776

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,148,620
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,010,052
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,038,888

	Total State Agency		6,778,382

	Transportation (4.7%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,277,440
500,000	5.000%, 07/01/36	Aa3/AA-/NR	572,880

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A+/NR	757,348

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	5.000%, 08/15/29 Series 2017	NR/AAA/AAA	1,196,110
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,088,090

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,616,700
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,576,200

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	244,337

	Total Transportation		17,329,105

	Water and Sewer (7.7%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,193,816

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,073,590

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	460,576

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,099,120

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	565,340

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,195,200
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,077,970

	Jordanelle, Utah Special Service District
240,000	5.500%, 11/15/19	NR/NR/NR*	239,923
253,000	5.600%, 11/15/20	NR/NR/NR*	251,965
268,000	5.700%, 11/15/21	NR/NR/NR*	266,167
283,000	5.800%, 11/15/22	NR/NR/NR*	278,851
299,000	6.000%, 11/15/23	NR/NR/NR*	293,549

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,168,430
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,095,550

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,229,710

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,298,214

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	564,080

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,145,140

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,195,700

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,155,620
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,612,982
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,145,180

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,115,900

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,570,149

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,212,400

	Utah Water Finance Agency Revenue
1,000,000	5.000%, 03/01/35	NR/AA-/AA	1,153,170

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	961,784

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	945,367

	Total Water and Sewer		28,565,443

	Total Revenue Bonds		264,729,407

	Pre-Refunded Bonds (14.1%)††

	Pre-Refunded General Obligation Bonds (1.6%)

	Total City and County
	Local Public Property (0.8%)

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,862,632

	Public Schools (0.9%)

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,074,910

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	A1/AA/NR	2,147,360

	Total Public Schools		3,222,270

	Total Pre-Refunded General Obligation Bonds		6,084,902

	Pre-Refunded Revenue Bonds (12.4%)

	Charter Schools (0.3%)

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,098,800

	Electric (0.8%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/AA-	1,031,500

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	348,946

	Jacksonville Electric Authority, Florida Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	492,063

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,111,651

	Total Electric		2,984,160

	Higher Education (1.2%)

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,305,283

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,451,022
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,530,066

	Total Higher Education		4,286,371

	Hospital (0.9%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/NR/NR*	1,069,546
1,000,000	5.500%, 12/01/34	NR/NR/NR*	1,032,900

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	270,946

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	NR/NR/NR*	979,653
70,000	5.250%, 08/15/25	NR/NR/NR*	73,737

	Total Hospital		3,426,782

	Local Public Property (0.7%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,087,511
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,198,657
245,000	5.000%, 11/01/29	NR/AA-/NR	255,366

	Total Local Public Property		2,541,534

	State Agency (2.2%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,361,735
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,138,620
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,874,467
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,099,400
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,611,659

	Total State Agency		8,085,881

	Transportation (1.1%)

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,104,450

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	Aa3/AA/NR	1,002,970
1,000,000	5.000%, 02/01/32	Aa3/AA/NR	1,002,580
1,000,000	5.000%, 02/01/38	Aa3/AA/NR	1,002,580

	Total Transportation		4,112,580

	Water and Sewer (5.2%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,036,700

4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,146,800

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,421,680

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,502,200

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/NR	1,582,560

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,078,320
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,078,320
985,000	5.250%, 06/30/34	NR/NR/NR*	1,062,145

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	660,712

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	971,134

	Total Water and Sewer		19,540,571

	Total Pre-Refunded Revenue Bonds		46,076,679

	Total Pre-Refunded Bonds		52,161,581

	Total Municipal Bonds (cost $354,685,605)		363,497,366

Shares	Short-Term Investment (1.2%)

4,321,536	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%** (cost $4,321,536)	Aaa-mf/AAAm/NR	4,321,536

	Total Investments (cost $359,007,141-note b)	99.4%	367,818,902
	Other assets less liabilities	0.6	2,392,396
	Net Assets	100.0%	$370,211,298

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	8.0%
Pre-Refunded bonds††	14.4
Aa of Moody's or AA of S&P and Fitch	50.0
A of Moody's or S&P and Fitch	19.0
BBB of S&P and Fitch	3.7
Not Rated*	4.9
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $359,007,141 amounted to $8,811,761, which consisted of aggregate gross unrealized appreciation of $9,600,380 and aggregate gross unrealized depreciation of $788,619.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,321,536
Level 2 – Other Significant Observable Inputs - Municipal Bonds	363,497,366
Level 3 – Significant Unobservable Inputs	—
Total	$367,818,902
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Principal Amount	General Obligation Bonds (25.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (5.1%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,123,000	6.250%, 01/01/29	NR/A-/NR	$1,167,886

	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AAA	846,064

	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,071

	Gilbert Improvement District No. 20
605,000	5.100%, 01/01/29	Aa1/A+/NR	614,093

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/A+/AAA	235,002

	Goodyear, Arizona
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,015,230
400,000	4.000%, 07/01/33	Aa2/AA/NR	428,868

	Goodyear McDowell Road Commercial Corridor Improvement District
1,000,000	3.250%, 01/01/27 BAMAC Insured	Aa3/AA/NR	1,034,940

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA-/NR	460,619
425,000	4.000%, 07/01/33	Aa2/AA-/NR	458,792
450,000	4.000%, 07/01/34	Aa2/AA-/NR	483,858

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	220,022
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	536,085

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,315,493

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,005,180

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	772,814

	Total City		12,620,017

	County (6.4%)

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AAA	2,906,675
2,500,000	5.000%, 07/01/26	Aa3/NR/AAA	2,937,800
1,000,000	5.000%, 07/01/28	Aa3/NR/AAA	1,197,050
5,000,000	5.000%, 07/01/32	Aa3/NR/AAA	5,852,400
1,500,000	5.000%, 07/01/34	Aa3/NR/AAA	1,740,885

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,068,350

	Total County		15,703,160

	School District (13.6%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,131,710
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	566,875

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,128,150

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	582,829

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	536,470

460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	491,418

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	587,600

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	583,470

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	399,224

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	349,631
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	634,972
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	327,327
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	407,321

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	550,055

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,589,820
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	737,262
575,000	5.000%, 07/01/36	NR/AA-/NR	663,464

	Maricopa Co. Unified School District No. 24 (Gila Bend)
200,000	5.500%, 07/01/22	NR/NR/NR*	200,156

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,819,314

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A3/AA/NR	979,206

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,079,220

	Maricopa Co. Unified School District No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	339,054
545,000	4.000%, 07/01/36	Aa1/AA/NR	580,916

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	530,620
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,437,957

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,390,493

	Maricopa Co. Unified School District No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	107,450

	Mohave Co. Unified School District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa3/NR/NR	573,285

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	532,225

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,331,988
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,043,917
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,052,240
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,077,550

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,097,580

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	748,552

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,105,136

	Pinal Co. Unified School District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	542,775

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	677,697

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,263,528

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	811,642

	Yuma Co. Elementary School District No. 1
625,000	4.000%, 07/01/34 AGMC Insured	NR/AA/NR	666,244

	Total School District		33,256,343

	Total General Obligation Bonds		61,579,520

	Revenue Bonds (65.3%)

	Airport (6.2%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,000,000	5.000%, 07/01/36	A1/A+/NR	1,146,570
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,145,250
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,110,990
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	3,053,978
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	2,959,983
1,000,000	5.000%, 07/01/37 AMT	Aa3/AA-/NR	1,128,200

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	546,817

	Total Airport		15,091,788

	Charter Schools (1.0%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	265,512

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	222,090

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	290,065
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	354,885

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	517,355

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	431,069

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	475,498

	Total Charter Schools		2,556,474

	Excise Tax (13.1%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	417,376
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,110,990

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	100,624
125,000	4.050%, 01/01/33	NR/A-/NR	125,825

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	572,245

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA-/NR	520,995

	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	212,920
1,395,000	4.250%, 07/01/33	NR/AA-/NR	1,503,489

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AA+/AAA	470,961

	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa3/AA-/NR	553,155
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,638,405

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,113,480

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	287,425
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,552,320

	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	272,278

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,155,730

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured††††	Aa1/AA+/NR	2,446,340
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,511,900
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,140,020
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,946,783

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20††††	Aa2/AA/NR	2,064,900

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,688,250

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	278,590

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,936,747
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,022,600

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,708,080

	Sedona Excise Tax
2,605,000	4.500%, 07/01/26 AGMC Insured	NR/AA/NR	2,824,628

	Total Excise Tax		32,177,056

	Higher Education (6.7%)

	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	549,667
285,000	5.000%, 07/01/32	Aa2/AA/NR	311,097
115,000	5.000%, 07/01/32	Aa2/AA/NR	125,531
500,000	5.000%, 07/01/36	Aa2/AA/NR	561,345

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	851,168

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	643,304

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	567,200
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,677,510

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	455,300
460,000	5.000%, 06/01/31	Aa2/AA-/NR	500,199

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	702,750

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	712,977

	McAllister Academic Village (Arizona State University Hassayampa)
500,000	5.000%, 07/01/38	Aa3/AA-/NR	567,030
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,131,190

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,578,720

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	224,102
400,000	5.000%, 07/01/33	Baa3/NR/NR	441,312

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	549,045

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,167,800

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,064,330

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,064,920

	Total Higher Education		16,446,497

	Hospital (11.2%)

	Arizona Health Facilities Authority (Banner Health)
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,161,120

	Arizona Health Facilities Authority (Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A-	1,518,900
2,175,000	5.250%, 03/01/39	A3/A/A-	2,300,933

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	NR/A-/A+	1,078,530
775,000	5.000%, 02/01/30	NR/A-/A+	829,421
6,035,000	5.000%, 02/01/34	NR/A-/A+	6,432,948

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,321,000
1,500,000	5.000%, 12/01/42	A2/NR/A	1,626,660

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,277,653
1,000,000	4.125%, 09/01/42	A2/NR/A	1,007,500

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	539,825
500,000	5.250%, 10/01/26	NR/AA/NR	539,130

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A3/NR/A	1,095,550
675,000	5.000%, 08/01/34	A3/NR/A	749,932

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,819,722
200,000	5.000%, 08/01/32	NR/A-/NR	223,776

	Total Hospital		27,522,600

	Lease (3.8%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	652,368
500,000	5.000%, 09/01/28	A2/A/NR	543,640
1,000,000	5.000%, 09/01/29	A2/A/NR	1,085,820

	Cave Creek COP
85,000	5.750%, 07/01/19	NR/AA/NR	85,879

	Nogales Municipal Development Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured†††	NR/AA/NR	704,704
810,000	4.000%, 06/01/33 AGMC Insured†††	NR/AA/NR	833,304
2,000,000	4.000%, 06/01/39 AGMC Insured†††	NR/AA/NR	2,006,580

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,471,529

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	563,730

	State of Arizona COP Department Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	685,886

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	576,910

	Total Lease		9,210,350

	Mortgage (4.9%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	364,134
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	378,544

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,122,360

	Festival Ranch Community Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,041,300
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,060,884
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	846,773

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	530,820
500,000	4.000%, 07/15/32	A1/A-/NR	528,645

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,120,430

	Marley Park Community Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	560,520

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	781,109

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,108,660

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	529,958
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	925,731

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	523,345

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A+	562,005

	Total Mortgage		11,985,218

	Pollution Control (2.7%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,091,255

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,038,860

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,500,000	5.000%, 06/01/35	A1/A/NR	1,542,150

	Total Pollution Control		6,672,265

	Resource Recovery (2.5%)

	Chandler Industrial Development Authority (Intel Corporation Project)
3,000,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	3,011,610

	Maracopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,523,460

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory Put Date 06/01/21)	NR/A-/NR	1,504,155

	Total Resource Recovery		6,039,225

	Transportation (1.6%)

	Arizona Transportation Board Revenue
2,900,000	5.000%, 07/01/33	Aa1/AA+/NR	3,263,689

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	560,325

	Total Transportation		3,824,014

	Utility (6.3%)

	Central Arizona Water Conservation District Water Delivery (Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	860,820

	Greater Arizona Development Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,220,004
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	558,745

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,607,295
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,242,485

	Pinal Co. Electrical District No. 3, Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A/NR	321,494

	Salt River Project Agricultural Improvement and Power Revenue
4,280,000	5.000%, 12/01/28	Aa1/AA/NR	4,633,699

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,502,080

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	559,136

	Total Utility		15,505,758

	Water/Sewer (5.3%)

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,266,874

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	546,840

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,835,208
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	683,362

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,112,230

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,770,180

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,251,426

	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,462,893
865,000	5.000%, 07/01/27	NR/AA/AA-	946,647

	Yuma Municipal Property Corp. Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	1,953,317

	Total Water/Sewer		12,828,977

	Total Revenue Bonds		159,860,222

	Pre-Refunded Bonds (7.8%)††

	Pre-Refunded General Obligation Bonds (2.3%)

	County (0.8%)

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,022,840

	School District (1.5%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,017,920

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	288,013

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,285,668

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,052,020

	Total School District		3,643,621

	Total Pre-Refunded General Obligation Bonds		5,666,461

	Pre-Refunded Revenue Bonds (5.5%)

	Excise Tax (1.4%)

	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,446,523

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	863,881
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,270,413

	Total Excise Tax		3,580,817

	Hospital (2.7%)

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,546,980

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,633,275
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,432,849

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	931,048

	Total Hospital		6,544,152

	Lease (1.3%)

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	3,094,500

	Utility (0.1%)

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	270,565

	Total Pre-Refunded Revenue Bonds		13,490,034

	Total Pre-Refunded Bonds		19,156,495

	Total Municipal Bonds (cost $232,742,736)		240,596,237

Shares	Short-Term Investment (3.1%)

7,704,797	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%** (cost $7,704,797)	Aaa-mf/AAAm/NR	7,704,797

	Total Investments (cost $240,447,533-note b)	101.3%	248,301,034
	Other assets less liabilities	(1.3)	(3,249,813)
	Net Assets	100.0%	$245,051,221

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	11.8%
Pre-refunded bonds††	8.0
Aa of Moody's or AA of S&P or Fitch	49.8
A of Moody's or S&P or Fitch	26.3
Baa of Moody's or BBB of S&P	3.2
Not Rated*	0.9
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $240,067,549 amounted to $8,233,485, which consisted of aggregate gross unrealized appreciation of $8,614,432 and aggregate gross unrealized depreciation of $380,947.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$7,704,797
Level 2 – Other Significant Observable Inputs- Municipal Bonds	240,596,237
Level 3 – Significant Unobservable Inputs	—
Total	$248,301,034
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 26, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 26, 2019